Warrant Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 22, 2025 $ / shares shares
Warrant Liabilities [Line Items]
Conversion warrants issued	397,411	397,411
Recognized fair value warrants (in Dollars)	$ (249,204)	¥ (1,690,872)		¥ (1,952,081)
Fair value change warrant liabilities (in Dollars) | $			$ 277,200
Purchase Warrants [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.7
First Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.71
Recognized fair value warrants (in Dollars) | $	$ 106,000
Second Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.47
Recognized fair value warrants (in Dollars) | $	$ 120,000
Third Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.25
Recognized fair value warrants (in Dollars) | $	$ 149,000
First Closing of Second Tranche [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.7
Recognized fair value warrants (in Dollars) | $	$ 85,200
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	202,459	202,459
Class A Ordinary Shares [Member] | First Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Issued purchase warrants	74,451
Class A Ordinary Shares [Member] | First Closing of First Tranche [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	206,318	206,318
Class A Ordinary Shares [Member] | Second Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	79,599	79,599
Class A Ordinary Shares [Member] | Second Closing of First Tranche [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	209,343	209,343
Class A Ordinary Shares [Member] | Third Closing of First Tranche [Member]
Warrant Liabilities [Line Items]
Issued purchase warrants						240,000
Conversion warrants issued	160,020	160,020
Exercise price (in Dollars per share) | $ / shares						$ 1.7
Class A Ordinary Shares [Member] | Third Closing of First Tranche [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Conversion warrants issued	305,987	305,987